INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Effective tax rate and the statutory federal rate
	December 31, 2012	December 31, 2011
Tax benefit computed at "expected" statutory rate	$(16,695,036)	$(8,349,698)
State income taxes, net of benefit	-	-
Permanent differences :
Stock based compensation and consulting	240,786	520,660
Derivative expense	-	896,000
Loss (gain) from change in fair value of derivative liability	494,700	(579,564)
Amortization of debt discount, deferred financing cost, and other non-cash interest	3,768,000	883,400
Stock based settlement expense	1,660,300	1,618,900
Loss on extinguishment of debts	1,621,700	-
Other	55,334	3,050
Increase in valuation allowance	8,854,216	5,007,252
Net income tax benefit	$-	$-

The table below summarizes the differences between the Company’s effective tax rate and the statutory federal rate as follows for the year ended December 31, 2012 and 2011:

	December 31, 2012	December 31, 2011

Computed "expected" tax expense (benefit)	(34.0)%	(34.0)%
State income taxes	(0)%	(0.0)%
Permanent differences	15.5%	13.6%
Change in valuation allowance	18.5%	20.4%

Effective tax rate	0.0%	0.0%

Deferred tax assets

Deferred tax assets:
	December 31, 2012	December 31, 2011
Net operating loss carryover	$6,694,996	$4,430,250
Stock based compensation	6,940,860	993,620
Stock held for sale	(1,131,290)	-
Depreciable and depletable assets	1,145,470	(181,985)
Mining explorations	836,910	392,925
Capital loss carryforward	271,490	271,490
Other	(228,780)	(230,860)

Less: valuation allowance	(14,529,656)	(5,675,440)

Net deferred tax asset	$-	$-